Writer's Direct Line: 858-720-8942 jhentrich@sheppardmullin.com

VIA ELECTRONIC TRANSMISSION

May 14, 2007

H. Christopher Owings
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-6010

  Re:
  Clean Energy Fuels Corp.
  Amendment No. 4 to Registration Statement on Form S-1 (the "Registration Statement")
  Filed May 14, 2007
  File No. 333-137124

Dear Mr. Owings:

        On behalf of Clean Energy Fuels Corp. (the "Company"), set forth below is the Company's response to the oral comment received from the staff (the "Staff") of the Securities and Exchange Commission on May 11, 2007, regarding the valuation of the warrant issued to Boone Pickens in December 2006 (the "Warrant").

        With respect to calculating the fair value of the Warrant using the Black-Scholes model, the Staff commented that the Company should use the contractual maturity of the Warrant (five years) as the expected term of the Warrant. The Company accepts the Staff's comment and has recomputed the fair value of the Warrant accordingly. The Company supplementally advises the Staff as follows:

  •
  The recomputed value of the Warrant under Black-Scholes is $80.9 million using a term of five years.

  •
  The $2.2 million difference between the value of the Warrant and the value of the losses on the futures contracts assumed by Mr. Pickens ($78.7 million) has been recorded in the Company's 2006 statement of operations as a loss on extinguishment of derivative liability. See pages 4-6 (Prospectus Summary), 25-27 (Selected Historical Consolidated Financial Data) and F-4 (2006 Financial Statements) of the Registration Statement.

  •
  The Company has revised the Registration Statement in other sections as appropriate to reflect the $2.2 million loss on extinguishment of derivative liability. See pages 7 (Risk Factors); 22 (Capitalization); 28, 34, 42, 44, 46, 48 (MD&A); 97 (Certain Relationships and Related Party Transactions); and F-14 and F-24 (Notes to Financial Statements).

  •
  The Company believes the adjustment described above is an immaterial correction to the 2006 financial statements.

        If the Staff has any further questions or comments regarding this issue, the Company respectfully requests a telephone conference at the Staff's earliest convenience today. It is the understanding of the Company that the revisions set forth in the Registration Statement fully address the last remaining comment of the Staff. However, questions or comments regarding any matters with respect to the

Registration Statement may be directed to the undersigned at (858) 720-8942, or Robert L. Wernli, Jr. at (858) 720-8941. Comments may also be sent via facsimile to (858) 847-4865.

Very truly yours,
/s/ John J. Hentrich
John J. Hentrich
for SHEPPARD, MULLIN, RICHTER & HAMPTON LLP
cc:
Andrew J. Littlefair
Richard R. Wheeler
Stephen A. Massad
Felix P. Phillips